INCOME TAXES (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 3,834,075	$ 2,240,166
Deferred tax assets valuation allowance remaining	$ 3,834,075	$ 2,240,166